Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of financial instruments measured at fair value by level within the fair value hierarchy

The following table sets forth the Company’s financial instruments measured at fair value by level within the fair value hierarchy as of September 30, 2023 and December 31, 2022 (in thousands):

	Level 1	Level 2	Level 3
September 30, 2023
Assets:
Cash and cash equivalents	$2,873	$—	$—
Total assets at fair value	$2,873	$—	$—

Liabilities:
Warrant Liability	$—	$—	$5,566
Total assets at fair value	$—	$—	$5,566

	Level 1	Level 2	Level 3
December 31, 2022
Assets:
Cash and cash equivalents	$5,246	$—	$—
Total assets at fair value	$5,246	$—	$—

Liabilities:
Warrant Liability	$—	$—	$5,934
Total assets at fair value	$—	$—	$5,934

	Level 1	Level 2	Level 3
December 31, 2022
Assets:
Cash and cash equivalents	$5,246	$—	$—
Total assets at fair value	$5,246	$—	$—

Liabilities:
Warrant Liability	$—	$—	$5,934
Total assets at fair value	$—	$—	$5,934

	Level 1	Level 2	Level 3 (Restated)
December 31, 2021
Assets:
Cash and cash equivalents	$19,143	$—	$—
Total assets at fair value	$19,143	$—	$—

Liabilities:
Warrant Liability (Restated)	$—	$—	$5,356
Total assets at fair value	$—	$—	$5,356

Schedule of rollforward of the fair value of Level 3 warrants

Beginning balance at December 31, 2022	$5,934
Warrants issued	10,615
Change in fair value	(10,983)
Ending Balance September 30, 2023	$5,566

Beginning balance at December 31, 2020	$—
Warrants issued	9,183
Change in fair value	(3,827)
Ending balance at December 31, 2021 (Restated)	5,356
Warrants issued	26,098
Change in fair value	(25,520)
Ending balance at December 31, 2022	$5,934